Intangible assets - Schedule of sensitivity to change in key assumptions (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Carrying value of CGU	£ 12,035	£ 12,557	£ 12,555
1ppt increase in discount rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Sensitivity analysis for intangible asset impairment reasonably possible change in key assumptions, percent	1.00%
2ppt decrease in annual growth rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Sensitivity analysis for intangible asset impairment reasonably possible change in key assumptions, percent	2.00%
5ppt decrease in annual growth rate forecast period
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Sensitivity analysis for intangible asset impairment reasonably possible change in key assumptions, percent	5.00%
India
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Carrying value of CGU	£ 4,501
India | Headroom
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	592
India | 1ppt increase in discount rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	(59)
India | 2ppt decrease in annual growth rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	0
India | 5ppt decrease in annual growth rate forecast period
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	(978)
Antiquity brand
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Carrying value of CGU	198
Antiquity brand | Headroom
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	36
Antiquity brand | 1ppt increase in discount rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	0
Antiquity brand | 2ppt decrease in annual growth rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	0
Antiquity brand | 5ppt decrease in annual growth rate forecast period
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	(19)
Windsor Premier brand
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Carrying value of CGU	607
Windsor Premier brand | Headroom
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	6
Windsor Premier brand | 1ppt increase in discount rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	(75)
Windsor Premier brand | 2ppt decrease in annual growth rate
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	(167)
Windsor Premier brand | 5ppt decrease in annual growth rate forecast period
Disclosure Of Intangible Assets Sensitivity To Change In Key Assumptions [Line Items]
Amount by which the recoverable amount exceeds the carrying amount	£ 0